Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Investments

Note 5. Investments

On December 19, 2020, Impact BioMedical, entered into a subscription agreement (the “Subscription Agreement”) with BioMed Technologies Asia Pacific Holdings Limited (“BioMed”), a limited liability company incorporated in the British Virgin Islands, pursuant to which the Company agreed to purchase 525 ordinary shares or 4.99% of BioMed at a purchase price of approximately $632,000. The Subscription Agreement provides, among other things, the Company has the right to appoint a new director to the board of BioMed. With respect to an issuance of shares to a third party by BioMed, the Company will have the right of first refusal to purchase such shares, as well as customary tag-along rights. In connection with the Subscription Agreement, Impact Biomedical entered into an exclusive distribution agreement (the “Distribution Agreement”) with BioMed, to directly market, advertise, promote, distribute, and sell certain BioMed products, which focus on manufacturing natural probiotics, to resellers. This investment is valued at cost, as it does not have a readily determined fair value.

Under the terms of the Distribution Agreement, the Company will have exclusive rights to distribute the products within the United States, Canada, Singapore, Malaysia, and South Korea and non-exclusive distribution rights in all other countries. In exchange, the Company agreed to certain obligations, including mutual marketing obligations to promote sales of the products. This agreement is for ten years with a one year auto-renewal feature.

BioMed focuses on manufacturing natural probiotics, pursuant to which the Company will directly market, advertise, promote, distribute and sell certain BioMed products to resellers. The products to be distributed by the Company include BioMed’s PGut Premium Probiotics®, PGut Allergy Probiotics®, PGut SupremeSlim Probiotics®, PGut Kids Probiotics®, and PGut Baby Probiotics®.

Effective January 1, 2021, the Company entered into a securities purchase agreement (“SPA”) with Nano9, LLC. (“Nano9”), a Utah limited partnership. For the consideration of $150,000 the Company obtained 1,000 membership units, or approximately 10% equitable ownership of Nano9. Nano9 is a scientifically driven company, specializing in the development and production of leading nano-sized health & wellness products utilizing their proprietary nano technology. As of June 30, 2023 and June 30, 2022, the fair value of the Company’s investment in Nano9 is not readily available, and therefore is recorded at cost of $150,000.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

On March 15, 2021, the Company, through one of its subsidiaries, entered into a Stock Purchase Agreement (the “Vivacitas Agreement #1”) with Vivacitas Oncology Inc. (“Vivacitas”), to purchase 500,000 shares of its common stock at the per share price of $1.00, with an option to purchase 1,500,000 additional shares at the per share price of $1.00. This option will terminate upon one of the following events: (i) Vivacitas’ board of directors cancels this option because it is no longer in the best interest of the Company; (ii) December 31, 2022; or (iii) the date on which Vivacitas receives more than $1.00 per share of the Company’s common stock in a private placement with gross proceeds of $500,000. Under the terms of the Vivacitas Agreement #1, the Company will be allocated two seats on the board of Vivacitas. On March 18, 2021, the Company entered into an agreement with Alset EHome International, Inc. (“Seller”) to purchase from the Seller’s wholly owned subsidiary Impact Oncology PTE Ltd. (“IOPL”) for a purchase price of $2,480,000. The acquisition of IOPL has been treated as an asset acquisition as IOPL does not meet the definition of a business as defined in Topic 805. IOPL owns 2,480,000 shares of common stock of Vivacitas along with the option to purchase an additional 250,000 shares of common stock. The Sellers largest shareholder is Mr. Chan Heng Fai Ambrose, the Chairman of the Company’s board of directors and its largest shareholder.

On April 1, 2021, the Company entered into an additional stock purchase agreement with Vivacitas (“Vivacitas Agreement #2”), whereas Vivacitas wished to employ the service of the Chief Business Officer of Impact Biomedical, and in return for the services of this individual, Vivacitas shall issue to the Company, the aggregate purchase price for the Class A Common Shares of Vivacitas at the value of $1.00 per share shall be $120,000 to be paid in twelve (12) equal monthly installments for the period between April 1, 2021 and March 31, 2022.

On July 22, 2021, the Company exercised 1,000,000 of the available options under the Vivacitas Agreement #1 for $1,000,000. This, along with the shares received as part Vivacitas Agreement #2 increased the Company’s equity position in Vivacitas to approximately 16% as of December 31, 2022. As of December 31, 2022, the Company determined to impair 100% of its investment in Vivacitas, in the amount of $4,100,000.

Note 6. Investments

On December 19, 2020, Impact BioMedical entered into a subscription agreement (the “Subscription Agreement”) with BioMed Technologies Asia Pacific Holdings Limited (“BioMed”), a limited liability company incorporated in the British Virgin Islands, pursuant to which the Company agreed to purchase 525 ordinary shares or 4.99% of BioMed at a purchase price of approximately $632,000. The Subscription Agreement provides, among other things, the Company the right to appoint a new director to the board of BioMed. With respect to an issuance of shares to a third party by BioMed, the Company will have the right of first refusal to purchase such shares, as well as customary tag-along rights. In connection with the Subscription Agreement, the Company entered into an exclusive distribution agreement (the “Distribution Agreement”) with BioMed, to directly market, advertise, promote, distribute, and sell certain BioMed products, which focus on manufacturing natural probiotics, to resellers. This investment is valued at cost as it does not have a readily determined fair value.

BioMed focuses on manufacturing natural probiotics, pursuant to which the Company will directly market, advertise, promote, distribute and sell certain BioMed products to resellers. The products to be distributed by the Company include BioMed’s PGut Premium Probiotics®, PGut Allergy Probiotics®, PGut SupremeSlim Probiotics®, PGut Kids Probiotics®, and PGut Baby Probiotics®.

Effective January 1, 2021, the Company entered into a securities purchase agreement (“SPA”) with Nano9, LLC. (“Nano9”), a Utah limited partnership. For the consideration of $150,000 the Company obtained 1,000 membership units, or approximately 10% equitable ownership of Nano9. Nano9 is a scientifically driven company, specializing in the development and production of leading nano-sized health & wellness products utilizing their proprietary nano technology. As of December 31, 2022 and December 31, 2021, the fair value of the Company’s investment in Nano9 is not readily available, and therefore is recorded at cost of $150,000.

IMPACT Biomedical, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

On March 15, 2021, the Company, through one of its subsidiaries, entered into a Stock Purchase Agreement (the “Vivacitas Agreement #1”) with Vivacitas Oncology Inc. (“Vivacitas”), to purchase 500,000 shares of its common stock at the per share price of $1.00, with an option to purchase 1,500,000 additional shares at the per share price of $1.00. This option will terminate upon one of the following events: (i) Vivacitas’ board of directors cancels this option because it is no longer in the best interest of the Company; (ii) December 31, 2022; or (iii) the date on which Vivacitas receives more than $1.00 per share of the Company’s common stock in a private placement with gross proceeds of $500,000. Under the terms of the Vivacitas Agreement #1, the Company will be allocated two seats on the board of Vivacitas. On March 18, 2021, the Company entered into an agreement with Alset EHome International, Inc. (“Seller”) to purchase from the Seller’s its wholly owned subsidiary Impact Oncology PTE Ltd. (“IOPL”) for a purchase price $2,480,000. The acquisition of IOPL has been treated as an asset acquisition as IOPL does not meet the definition of a business as defined in Topic 805. IOPL owns 2,480,000 shares of common stock of Vivacitas along with the option to purchase an additional 250,000 shares of common stock. The Sellers largest shareholder is Mr. Chan Heng Fai Ambrose, the Chairman of the Company’s board of directors and its largest shareholder.

On April 1, 2021, the Company entered into an additional stock purchase agreement with Vivacitas (“Vivacitas Agreement #2”), whereas Vivacities wished to employ the service of the Chief Business Officer of Impact Biomedical, and in return for the services of this individual, Vivacitas shall issue to the Company, the aggregate purchase price for the Class A Common Shares of Vivacitas at the value of $1.00 per share shall be $120,000 to be paid in twelve (12) equal monthly installments for the period between April 1, 2021 and March 31, 2022.

On July 22, 2021, the Company exercised 1,000,000 of the available options under the Vivacitas Agreement #1 for $1,000,000. This, along with the shares received as part Vivacitas Agreement #2 increased the Company’s equity position in Vivacitas to approximately 16% as of December 31, 2022. As of December 31, 2021, the fair value of the Company’s investment in Vivacitas is not readily available, and therefore is recorded at cost in the amount of $4,035,000. For the fiscal year December 31, 2022, the company was unable to obtain viable documentation in regards to Vivacitas’s ability to continue as a business and therefore as of December 31, 2022, the Company determined to impair 100% of its investment in Vivacitas, in the amount of $4,100,000.